Property, Equipment, Goodwill, Intangible Assets And Lease - Summary of Property and Equipment (Detail) - BRL (R$) R$ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance			R$ 142,464	R$ 99,127	R$ 99,127	R$ 47,073	R$ 28,665
Additions			40,011	43,749	72,499	83,149	30,369
Business combination							1,728
Write-offs			(61,967)	(7,550)	(8,463)	(6,625)	(4,351)
Transfers			(6,143)
Depreciation / Amortization in the period	R$ (6,616)	R$ (5,298)	(19,609)	(15,174)	(20,699)	(24,470)	(9,338)
Ending balance	94,756	120,152	94,756	120,152	142,464	99,127	47,073
Property and equipment	94,756	120,152	142,464	120,152	142,464	47,073	47,073
Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance			192,763	131,867	131,867	72,208
Ending balance	196,081	165,314	196,081	165,314	192,763	131,867	72,208
Property and equipment	196,081	165,314	196,081	165,314	192,763	131,867	72,208
Accumulated depreciation / Amortization [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance			(50,299)	(32,740)	(32,740)	(25,135)
Ending balance	(101,325)	(45,162)	(101,325)	(45,162)	(50,299)	(32,740)	(25,135)
Property and equipment	R$ (101,325)	R$ (45,162)	(101,325)	(45,162)	(50,299)	(32,740)	(25,135)
Data Processing Systems [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance			34,447	28,771	28,771	13,743	9,679
Additions					15,039	22,319	6,308
Business combination							804
Write-offs					(304)	(40)	(149)
Transfers						31	709
Depreciation / Amortization in the period					(9,059)	(7,282)	(3,608)
Ending balance					34,447	28,771	13,743
Property and equipment			34,447	28,771	34,447	28,771	13,743
Data Processing Systems [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance			62,235	48,023	48,023	27,400
Ending balance					62,235	48,023	27,400
Property and equipment			62,235	48,023	62,235	48,023	27,400
Data Processing Systems [member] | Accumulated depreciation / Amortization [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance			(27,788)	(19,252)	(19,252)	(13,657)
Ending balance					(27,788)	(19,252)	(13,657)
Property and equipment			(27,788)	(19,252)	(27,788)	(19,252)	(13,657)
Fixtures and fittings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance			27,756	21,641	21,641	13,261	8,677
Additions					9,942	10,448	6,309
Business combination							412
Write-offs					(2,047)	(924)	(1,690)
Transfers					2,409	2,109	2,181
Depreciation / Amortization in the period					(4,189)	(3,253)	(2,628)
Ending balance					27,756	21,641	13,261
Property and equipment			27,756	21,641	27,756	21,641	13,261
Fixtures and fittings [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance			38,086	29,613	29,613	19,124
Ending balance					38,086	29,613	19,124
Property and equipment			38,086	29,613	38,086	29,613	19,124
Fixtures and fittings [member] | Accumulated depreciation / Amortization [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance			(10,330)	(7,972)	(7,972)	(5,863)
Ending balance					(10,330)	(7,972)	(5,863)
Property and equipment			(10,330)	(7,972)	(10,330)	(7,972)	(5,863)
Security Systems [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance			1,544	2,553	2,553	4,907	459
Additions					664	376	5,650
Business combination							34
Write-offs						(30)	(9)
Transfers						192
Depreciation / Amortization in the period					(1,673)	(2,892)	(1,227)
Ending balance					1,544	2,553	4,907
Property and equipment			1,544	2,553	1,544	2,553	4,907
Security Systems [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance			7,716	6,388	6,388	6,403
Ending balance					7,716	6,388	6,403
Property and equipment			7,716	6,388	7,716	6,388	6,403
Security Systems [member] | Accumulated depreciation / Amortization [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance			(6,172)	(3,835)	(3,835)	(1,496)
Ending balance					(6,172)	(3,835)	(1,496)
Property and equipment			(6,172)	(3,835)	(6,172)	(3,835)	(1,496)
Facilities [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance			78,717	46,162	46,162	15,162	8,789
Additions					22,315	9,930	9,915
Business combination							478
Write-offs					(6,112)	(5,078)	(2,503)
Transfers					22,130	37,191	358
Depreciation / Amortization in the period					(5,778)	(11,043)	(1,875)
Ending balance					78,717	46,162	15,162
Property and equipment			78,717	46,162	78,717	46,162	15,162
Facilities [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance			84,726	47,843	47,843	19,281
Ending balance					84,726	47,843	19,281
Property and equipment			84,726	47,843	84,726	47,843	19,281
Facilities [member] | Accumulated depreciation / Amortization [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance			(6,009)	(1,681)	(1,681)	(4,119)
Ending balance					(6,009)	(1,681)	(4,119)
Property and equipment			R$ (6,009)	R$ (1,681)	(6,009)	(1,681)	(4,119)
Construction in progress [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance							1,061
Additions					24,539	40,076	2,187
Write-offs						(553)
Transfers					R$ (24,539)	R$ (39,523)	(3,248)
Property and equipment							R$ 1,061